Debt Debt Outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt [Abstract]
Notes Payable	$ 198.6	$ 198.7
Current portion, long-term debt	6.7	2.1
Long-term debt, less current portion	$ 191.9	$ 196.6